FAIR VALUE - Narratives (Details)	3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jul. 31, 2024 shares	Jul. 21, 2024 USD ($) shares	Sep. 08, 2023	Oct. 31, 2022 $ / shares shares
FAIR VALUE
Warrants issued to purchase shares | shares	24,613,833									24,613,833			28,002,379
Warrant liability | $	$ 11,929,242	$ 21,965,401	$ 6,538,873	$ 4,581,455	$ 600,000	$ 900,000	$ 2,700,000	$ 6,538,873	$ 900,000	$ 11,929,242	$ 21,965,401	$ 600,000	$ 16,120,898	$ 5,972,252
Change in fair value of warrants | $	(6,088,355)	$ 7,688,028	$ 1,957,418	$ (1,390,797)	$ (300,000)	$ (1,800,000)	$ 100,000	$ 566,621	$ (1,700,000)	(3,583,440)	$ 8,254,649	$ (2,000,000)	3,787,114	$ (3,633,241)
Series E-4 preferred stock
FAIR VALUE
Warrants issued to purchase shares | shares																1,610
2023 Tranche A warrants | Series E-3 preferred stock
FAIR VALUE
Change in fair value of warrants | $										4,800,000
July 2024 Warrants
FAIR VALUE
Warrant liability | $	6,900,000									6,900,000						$ 12,000,000
September 2023 Warrants
FAIR VALUE
Warrants issued to purchase shares | shares		21,025,641									21,025,641
Warrant liability | $	$ 30,000									$ 30,000			$ 4,200,000
2023 Tranche B Preferred Warrants
FAIR VALUE
Warrants issued to purchase shares | shares	439,560									439,560
Exercise price of warrants (in dollars per share) | $ / shares	$ 4.7775									$ 4.7775
Warrants outstanding | shares															105
October 2022 Warrants
FAIR VALUE
Warrants issued to purchase shares | shares																		5,151,098
Warrants term																		5 years
Exercise price of warrants (in dollars per share) | $ / shares																		$ 1.96
2022 Pre-Funded Common Warrants
FAIR VALUE
Warrants issued to purchase shares | shares																		1,875,941
Dividend | July 2024 Warrants
FAIR VALUE
Warrants	0									0						0
Dividend | September 2023 Warrants
FAIR VALUE
Warrants	0	0								0	0		0				0
Dividend | October 2022 Warrants
FAIR VALUE
Warrants	0									0			0					0
Level 1
FAIR VALUE
Fair value of financial liabilities | $	$ 0									$ 0
Level 2
FAIR VALUE
Fair value of financial liabilities | $	$ 0									$ 0